5. Property and Equipment, net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 332,263	$ 586,113
Less accumulated depreciation	(270,242)	(466,664)
Property and equipment - net	62,021	119,449
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	249,969	254,150
Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	35,190	189,459
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	26,841	92,354
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 20,263	$ 50,150